Note 8 - Stock Incentive Plan (Details) - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Note 8 - Stock Incentive Plan (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 286,323
Share Price (in Dollars per share)	$ 0.76
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	292 days
Non-Vested [Member] | General and Administrative Expense [Member]
Note 8 - Stock Incentive Plan (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 222,069	$ 286,468